Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions
Related party transactions

D4  Related party transactions

Transactions between the Company and its subsidiaries are eliminated on consolidation.

The Company has transactions and outstanding balances with certain unit trusts, Open-Ended Investment Companies (OEICs), collateralised debt obligations and similar entities which are not consolidated and where a Group company acts as manager which are regarded as related parties for the purposes of IAS 24. The balances are included in the Group's statement of financial position at fair value or amortised cost in accordance with their IAS 39 classifications. The transactions are included in the income statement and include amounts paid on issue of shares or units, amounts received on cancellation of shares or units and paid in respect of the periodic charge and administration fee.

In addition, there are no material transactions between the Group's joint ventures which are accounted for on an equity method basis and other Group companies.

Executive officers and directors of the Company may from time to time purchase insurance, asset management or annuity products marketed by Group companies in the ordinary course of business on substantially the same terms as those prevailing at the time for comparable transactions with other persons.

In 2017, 2016 and 2015, other transactions with directors were not deemed to be significant both by virtue of their size and in the context of the directors' financial positions. All of these transactions are on terms broadly equivalent to those that prevail in arm's length transactions.

Apart from these transactions with directors, no director had interests in shares, transactions or arrangements that require disclosure, other than those given in 'Compensation and Employees'. Key management remuneration is disclosed in note B2.3.